T. ROWE PRICE Small-Cap Index Fund
March 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 0.7%
Anterix (1) 868 29
ATN International  499 20
Bandwidth, Class A (1) 1,064 16
Charge Enterprises (1) 5,375 6
Cogent Communications Holdings  1,958 125
Consolidated Communications Holdings (1) 3,121 8
EchoStar, Class A (1) 1,488 27
Globalstar (1) 31,712 37
IDT, Class B (1) 709 24
Iridium Communications  5,698 353
Liberty Latin America, Class A (1) 1,687 14
Liberty Latin America, Class C (1) 6,615 55
Ooma (1) 1,112 14
Radius Global Infrastructure, Class A (1) 3,480 51
779
Entertainment 0.4%
Cinemark Holdings (1) 5,001 74
IMAX (1) 2,180 42
Liberty Braves, Class A (1) 483 17
Liberty Braves, Class C (1) 1,731 58
Lions Gate Entertainment, Class A (1) 2,609 29
Lions Gate Entertainment, Class B (1) 5,238 54
Madison Square Garden Entertainment (1) 1,179 70
Marcus  1,051 17
Playstudios (1) 3,369 12
Reservoir Media (1) 1,089 7
Skillz (1) 12,813 8
Vivid Seats, Class A (1)(2) 1,113 8
396
Interactive Media & Services 0.7%
Arena Group Holdings (1) 434 2
Bumble, Class A (1) 4,565 89
Cargurus (1) 4,615 86
Cars.com (1) 3,003 58
DHI Group (1) 1,834 7
Eventbrite, Class A (1) 3,481 30
EverQuote, Class A (1) 886 12
fuboTV (1)(2) 8,689 11
Leafly Holdings (1) 1,624 1
MediaAlpha, Class A (1) 1,145 17

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Outbrain (1) 1,528 6
QuinStreet (1) 2,351 37
Shutterstock  1,083 79
TrueCar (1) 3,654 8
Vimeo (1) 6,679 26
Vinco Ventures (1) 9,480 3
Wejo Group (1) 3,274 2
Yelp (1) 3,097 95
Ziff Davis (1) 2,086 163
ZipRecruiter, Class A (1) 3,355 53
785
Media 0.7%
AdTheorent Holding (1) 1,666 3
Advantage Solutions (1) 3,595 6
AMC Networks, Class A (1) 1,361 24
Audacy (1)(2) 4,558 1
Boston Omaha, Class A (1) 969 23
Cardlytics (1)(2) 1,321 4
Clear Channel Outdoor Holdings (1) 16,886 20
Cumulus Media, Class A (1) 708 3
Daily Journal (1) 59 17
Entravision Communications, Class A  2,661 16
EW Scripps, Class A (1) 2,602 25
Gambling.com Group (1) 332 3
Gannett (1) 6,440 12
Gray Television  3,659 32
iHeartMedia, Class A (1) 5,429 21
Innovid (1) 3,221 5
Integral Ad Science Holding (1) 1,767 25
John Wiley & Sons, Class A  1,940 75
Magnite (1) 5,981 55
PubMatic, Class A (1) 1,968 27
Quotient Technology (1) 3,918 13
Scholastic  1,332 46
Sinclair Broadcast Group, Class A  1,879 32
Stagwell (1) 3,406 25
TechTarget (1) 1,206 44
TEGNA  10,174 172
Thryv Holdings (1) 1,146 26
Urban One (1) 316 2
Urban One, Class D (1) 458 3
WideOpenWest (1) 2,352 25
785

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services 0.1%
Gogo (1) 2,203 32
KORE Group Holdings (1)(2) 2,098 3
Shenandoah Telecommunications  2,202 42
Telephone & Data Systems  4,499 47
United States Cellular (1) 676 14
138
Total Communication Services 2,883
CONSUMER DISCRETIONARY 11.4%
Automobile Components 1.5%
Adient (1) 4,335 178
American Axle & Manufacturing Holdings (1) 5,138 40
Dana  5,893 89
Dorman Products (1) 1,189 103
Fox Factory Holding (1) 1,935 235
Gentherm (1) 1,511 91
Goodyear Tire & Rubber (1) 12,823 141
Holley (1) 2,219 6
LCI Industries  1,130 124
Luminar Technologies (1)(2) 11,349 74
Modine Manufacturing (1) 2,229 51
Motorcar Parts of America (1) 833 6
Patrick Industries  978 67
Solid Power (1)(2) 6,093 18
Standard Motor Products  937 35
Stoneridge (1) 1,167 22
Visteon (1) 1,269 199
XPEL (1) 973 66
1,545
Automobiles 0.2%
Canoo (1)(2) 12,760 8
Cenntro Electric Group (1) 7,046 3
Faraday Future Intelligent Electric (1)(2) 22,807 8
Fisker (1)(2) 8,035 49
Lordstown Motors, Class A (1)(2) 7,668 5
Mullen Automotive (1)(2) 45,594 6
Winnebago Industries  1,361 79
Workhorse Group (1)(2) 7,137 10
168
Broadline Retail 0.1%
1stdibs.com (1) 960 4
Big Lots (2) 1,247 14
ContextLogic, Class A (1)(2) 26,516 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dillard's, Class A  179 55
Groupon (1)(2) 1,148 5
Qurate Retail, Series A (1) 15,492 15
105
Distributors 0.0%
Funko, Class A (1)(2) 1,471 14
Weyco Group  255 6
20
Diversified Consumer Services 1.1%
2U (1) 3,378 23
Adtalem Global Education (1) 2,028 78
American Public Education (1) 764 4
Beachbody (1) 4,006 2
Carriage Services  589 18
Chegg (1) 5,680 93
Clear Secure, Class A  2,917 76
Coursera (1) 5,247 60
Duolingo (1) 1,099 157
European Wax Center, Class A  1,081 21
Frontdoor (1) 3,772 105
Graham Holdings, Class B  168 100
Laureate Education, Class A  6,090 72
Nerdy (1) 2,431 10
OneSpaWorld Holdings (1) 3,070 37
Perdoceo Education (1) 2,996 40
Rover Group (1) 4,145 19
Strategic Education  1,037 93
Stride (1) 1,899 74
Udemy (1) 3,334 29
Universal Technical Institute (1) 1,447 11
WW International (1) 2,337 10
1,132
Hotels, Restaurants & Leisure 2.7%
Accel Entertainment (1) 2,545 23
Bally's (1) 1,639 32
Biglari Holdings, Class B (1) 31 5
BJ's Restaurants (1) 1,009 29
Bloomin' Brands  3,982 102
Bluegreen Vacations Holding  507 14
Bowlero (1) 1,344 23
Brinker International (1) 1,964 75
Century Casinos (1) 1,278 9
Cheesecake Factory (2) 2,215 78
Chuy's Holdings (1) 803 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cracker Barrel Old Country Store (2) 1,009 114
Dave & Buster's Entertainment (1) 1,971 72
Denny's (1) 2,520 28
Dine Brands Global  663 45
El Pollo Loco Holdings  858 8
Everi Holdings (1) 3,903 67
F45 Training Holdings (1)(2) 1,480 2
First Watch Restaurant Group (1) 628 10
Full House Resorts (1) 1,535 11
Golden Entertainment (1) 935 41
Hilton Grand Vacations (1) 3,922 174
Inspirato (1) 995 1
Inspired Entertainment (1) 919 12
International Game Technology  4,493 120
Jack in the Box  958 84
Krispy Kreme (2) 3,267 51
Kura Sushi USA, Class A (1)(2) 203 13
Life Time Group Holdings (1) 1,919 31
Light & Wonder (1) 4,307 259
Lindblad Expeditions Holdings (1)(2) 1,444 14
Monarch Casino & Resort  604 45
NEOGAMES (1) 531 8
Noodles (1) 1,793 9
ONE Group Hospitality (1) 1,075 9
Papa John's International  1,491 112
Portillo's, Class A (1) 1,414 30
RCI Hospitality Holdings  382 30
Red Rock Resorts, Class A  2,312 103
Rush Street Interactive (1) 2,864 9
Ruth's Hospitality Group  1,417 23
Sabre (1) 14,993 64
SeaWorld Entertainment (1) 1,792 110
Shake Shack, Class A (1) 1,710 95
Sonder Holdings (1) 7,741 6
Sweetgreen, Class A (1) 3,927 31
Target Hospitality (1)(2) 1,294 17
Texas Roadhouse  3,056 330
Vacasa, Class A (1) 6,034 6
Wingstop  1,367 251
Xponential Fitness, Class A (1) 909 27
2,891
Household Durables 1.9%
Aterian (1) 2,331 2
Beazer Homes USA (1) 1,296 21
Cavco Industries (1) 399 127

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Century Communities  1,292 83
Dream Finders Homes, Class A (1)(2) 903 12
Ethan Allen Interiors  1,058 29
GoPro, Class A (1) 5,751 29
Green Brick Partners (1) 1,259 44
Helen of Troy (1) 1,082 103
Hovnanian Enterprises, Class A (1) 232 16
Installed Building Products  1,089 124
iRobot (1) 1,235 54
KB Home  3,466 139
Landsea Homes (1) 453 3
La-Z-Boy  1,926 56
Legacy Housing (1) 365 8
LGI Homes (1) 926 106
Lifetime Brands  498 3
Lovesac (1) 637 18
M/I Homes (1) 1,220 77
MDC Holdings  2,669 104
Meritage Homes  1,657 193
Purple Innovation (1)(2) 3,083 8
Skyline Champion (1) 2,435 183
Snap One Holdings (1) 906 8
Sonos (1) 5,811 114
Taylor Morrison Home (1) 4,776 183
Traeger (1) 1,427 6
Tri Pointe Homes (1) 4,597 116
Tupperware Brands (1) 1,804 5
Universal Electronics (1) 480 5
Vizio Holding, Class A (1) 3,151 29
Vuzix (1) 2,493 10
2,018
Leisure Products 0.5%
Acushnet Holdings  1,506 77
AMMO (1)(2) 3,843 8
Clarus  1,418 13
Johnson Outdoors, Class A  257 16
Latham Group (1) 2,282 6
Malibu Boats, Class A (1) 922 52
Marine Products  364 5
MasterCraft Boat Holdings (1) 798 24
Smith & Wesson Brands  2,027 25
Solo Brands, Class A (1) 929 7
Sturm Ruger  784 45
Topgolf Callaway Brands (1) 6,393 138

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vista Outdoor (1) 2,528 70
486
Specialty Retail 2.6%
1-800-Flowers.com, Class A (1) 1,185 14
Aaron's  1,343 13
Abercrombie & Fitch, Class A (1) 2,239 62
Academy Sports & Outdoors  3,467 226
aka Brands Holding (1) 385 —
American Eagle Outfitters  6,959 94
America's Car-Mart (1) 262 21
Arko  3,868 33
Asbury Automotive Group (1) 1,011 212
BARK (1)(2) 4,980 7
Bed Bath & Beyond (1)(2) 3,264 1
Big 5 Sporting Goods  936 7
Boot Barn Holdings (1) 1,346 103
Buckle  1,348 48
Build-A-Bear Workshop  616 14
Caleres  1,589 34
Camping World Holdings, Class A  1,750 37
CarParts.com (1) 2,465 13
Cato, Class A  744 7
Chico's FAS (1) 5,449 30
Children's Place (1) 572 23
Citi Trends (1) 382 7
Conn's (1) 500 3
Container Store Group (1) 1,455 5
Designer Brands, Class A  2,274 20
Destination XL Group (1) 2,589 14
Duluth Holdings, Class B (1) 498 3
EVgo (1)(2) 3,049 24
Express (1)(2) 2,459 2
Foot Locker  3,685 146
Franchise Group (2) 1,209 33
Genesco (1) 557 21
Group 1 Automotive  641 145
GrowGeneration (1) 2,485 8
Guess?  1,366 27
Haverty Furniture  658 21
Hibbett  566 33
JOANN (2) 419 1
Lands' End (1) 654 6
LL Flooring Holdings (1) 1,249 5
Lulu's Fashion Lounge Holdings (1)(2) 741 2
MarineMax (1) 997 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monro  1,432 71
Murphy USA  918 237
National Vision Holdings (1) 3,586 68
ODP (1) 1,805 81
OneWater Marine, Class A (1)(2) 548 15
Overstock.com (1) 1,939 39
PetMed Express (2) 921 15
RealReal (1)(2) 3,834 5
Rent the Runway, Class A (1)(2) 2,348 7
Revolve Group (1)(2) 1,834 48
RumbleON, Class B (1)(2) 396 2
Sally Beauty Holdings (1) 4,841 75
Shoe Carnival  782 20
Signet Jewelers  2,042 159
Sleep Number (1) 949 29
Sonic Automotive, Class A  801 44
Sportsman's Warehouse Holdings (1) 1,736 15
Stitch Fix, Class A (1) 3,845 20
ThredUp, Class A (1)(2) 2,917 7
Tile Shop Holdings (1) 1,392 7
Tilly's, Class A (1) 986 8
Torrid Holdings (1) 655 3
TravelCenters of America (1) 565 49
Upbound Group  2,263 55
Urban Outfitters (1) 2,928 81
Warby Parker, Class A (1) 3,723 39
Winmark  125 40
Zumiez (1) 691 13
2,806
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Class A (1)(2) 4,246 5
Crocs (1) 2,766 350
Ermenegildo Zegna  2,770 38
Fossil Group (1) 2,213 7
G-III Apparel Group (1) 1,966 31
Kontoor Brands  2,539 123
Movado Group  703 20
Oxford Industries  691 73
PLBY Group (1)(2) 1,692 3
Rocky Brands  300 7
Steven Madden  3,501 126
Superior Group  509 4
Unifi (1) 619 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolverine World Wide  3,470 59
851
Total Consumer Discretionary 12,022
CONSUMER STAPLES 3.8%
Beverages 0.6%
Celsius Holdings (1) 2,534 236
Coca-Cola Consolidated  215 115
Duckhorn Portfolio (1) 1,859 30
MGP Ingredients  635 61
National Beverage (1) 1,072 57
Primo Water  7,106 109
Vintage Wine Estates (1)(2) 1,239 1
Vita Coco (1) 1,235 24
633
Consumer Staples Distribution & Retail 0.6%
Andersons  1,472 61
Boxed (1)(2) 2,728 1
Chefs' Warehouse (1) 1,569 53
Fresh Market, EC (1)(3) 110 —
HF Foods Group (1) 1,913 8
Ingles Markets, Class A  645 57
Natural Grocers by Vitamin Cottage  381 5
PriceSmart  1,161 83
Rite Aid (1)(2) 2,623 6
SpartanNash  1,582 39
Sprouts Farmers Market (1) 4,837 169
United Natural Foods (1) 2,692 71
Village Super Market, Class A  369 8
Weis Markets (2) 744 63
624
Food Products 1.2%
Alico (2) 344 8
AppHarvest (1) 5,694 4
B&G Foods  3,258 51
Benson Hill (1)(2) 7,662 9
Beyond Meat (1)(2) 2,759 45
BRC, Class A (1)(2) 1,132 6
Calavo Growers  776 22
Cal-Maine Foods  1,730 105
Fresh Del Monte Produce  1,388 42
Hain Celestial Group (1) 4,112 71
Hostess Brands (1) 6,065 151
J & J Snack Foods  687 102

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
John B. Sanfilippo & Son  407 39
Lancaster Colony  887 180
Lifecore Biomedical (1)(2) 1,125 4
Local Bounti (1) 2,643 2
Mission Produce (1) 1,775 20
Seneca Foods, Class A (1) 228 12
Simply Good Foods (1) 4,056 161
Sovos Brands (1) 1,698 28
SunOpta (1) 4,345 33
Tattooed Chef (1)(2) 1,897 3
Tootsie Roll Industries  745 33
TreeHouse Foods (1) 2,325 117
Utz Brands  2,949 49
Vital Farms (1) 1,314 20
Whole Earth Brands (1) 1,616 4
1,321
Household Products 0.3%
Central Garden & Pet (1) 451 18
Central Garden & Pet, Class A (1) 1,841 72
Energizer Holdings  3,222 112
WD-40  616 110
312
Personal Care Products 0.9%
Beauty Health (1) 3,941 50
BellRing Brands (1) 6,103 208
Edgewell Personal Care  2,350 100
elf Beauty (1) 2,245 185
Herbalife Nutrition (1) 4,471 72
Honest (1) 2,789 5
Inter Parfums  817 116
Medifast  485 50
Nature's Sunshine Products (1) 554 6
Nu Skin Enterprises, Class A  2,251 88
Thorne HealthTech (1) 604 3
USANA Health Sciences (1) 512 32
Veru (1) 2,850 3
918
Tobacco 0.2%
22nd Century Group (1)(2) 8,597 7
Turning Point Brands  633 13
Universal  1,110 59
Vector Group  6,567 79
158

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Total Consumer Staples 3,966
ENERGY 6.4%
Energy Equipment & Services 2.0%
Archrock  6,065 59
Borr Drilling (1) 9,244 70
Bristow Group (1) 1,093 24
Cactus, Class A  2,826 117
ChampionX  9,134 248
Diamond Offshore Drilling (1) 4,538 55
DMC Global (1) 856 19
Dril-Quip (1) 1,495 43
Expro Group (1) 3,951 73
Helix Energy Solutions Group (1) 6,491 50
Helmerich & Payne  4,694 168
Liberty Energy, Class A  6,057 78
Nabors Industries (1) 410 50
National Energy Services Reunited (1) 1,776 9
Newpark Resources (1) 3,976 15
NexTier Oilfield Solutions (1) 7,946 63
Noble (1) 3,851 152
Oceaneering International (1) 4,561 80
Oil States International (1) 2,796 23
Patterson-UTI Energy  9,809 115
ProFrac Holding, Class A (1) 1,080 14
ProPetro Holding (1) 4,055 29
RPC  3,277 25
Select Energy Services, Class A  3,153 22
Solaris Oilfield Infrastructure, Class A  1,334 11
TETRA Technologies (1) 5,626 15
Tidewater (1) 2,122 94
U.S. Silica Holdings (1) 3,379 40
Valaris (1) 2,780 181
Weatherford International (1) 3,225 191
2,133
Oil, Gas & Consumable Fuels 4.4%
Aemetis (1)(2) 1,289 3
Alto Ingredients (1) 3,161 5
Amplify Energy (1) 1,720 12
Arch Resources  677 89
Ardmore Shipping  1,847 27
Battalion Oil (1) 96 1
Berry  3,398 27
California Resources  3,385 130
Callon Petroleum (1) 2,248 75

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Centrus Energy, Class A (1) 487 16
Chord Energy  1,895 255
Civitas Resources  3,364 230
Clean Energy Fuels (1) 7,856 34
CNX Resources (1) 7,687 123
Comstock Resources (2) 4,090 44
CONSOL Energy  1,567 91
Crescent Energy, Class A (2) 1,811 20
CVR Energy  1,368 45
Delek U.S. Holdings  3,139 72
Denbury (1) 2,288 201
DHT Holdings  6,286 68
Dorian LPG  1,406 28
Earthstone Energy, Class A (1) 1,940 25
Empire Petroleum (1)(2) 439 5
Energy Fuels (1)(2) 7,008 39
Equitrans Midstream  18,724 108
Excelerate Energy, Class A  812 18
FLEX LNG  1,287 43
Frontline  5,685 94
Gevo (1)(2) 8,696 13
Golar LNG (1) 4,603 99
Green Plains (1) 2,459 76
Gulfport Energy (1) 508 41
HighPeak Energy  305 7
International Seaways  2,217 92
Kinetik Holdings (2) 745 23
Kosmos Energy (1) 20,622 153
Magnolia Oil & Gas, Class A  7,962 174
Matador Resources  5,133 245
Murphy Oil  6,721 249
NACCO Industries, Class A  175 6
NextDecade (1) 1,791 9
Nordic American Tankers  9,180 36
Northern Oil & Gas (2) 3,013 91
Par Pacific Holdings (1) 2,244 66
PBF Energy, Class A  5,399 234
Peabody Energy (1) 5,305 136
Permian Resources  10,701 112
Ranger Oil, Class A  854 35
REX American Resources (1) 702 20
Riley Exploration Permian  494 19
Ring Energy (1)(2) 4,116 8
SandRidge Energy (1) 1,427 21
Scorpio Tankers  2,150 121

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFL  5,211 50
SilverBow Resources (1) 546 12
Sitio Royalties, Class A  3,256 74
SM Energy  5,531 156
Talos Energy (1) 3,277 49
Teekay (1) 3,233 20
Teekay Tankers, Class A (1) 1,029 44
Tellurian (1)(2) 22,465 28
Uranium Energy (1) 16,000 46
Ur-Energy (1)(2) 9,173 10
VAALCO Energy  4,904 22
Vertex Energy (1)(2) 2,479 25
Vital Energy (1) 738 34
W&T Offshore (1) 4,245 22
World Fuel Services  2,813 72
4,678
Total Energy 6,811
FINANCIALS 15.7%
Banks 8.4%
1st Source  735 32
ACNB  365 12
Amalgamated Financial  817 14
Amerant Bancorp  1,291 28
American National Bankshares  461 15
Ameris Bancorp  3,028 111
Arrow Financial  634 16
Associated Banc-Corp  6,822 123
Atlantic Union Bankshares  3,408 119
Axos Financial (1) 2,585 95
Banc of California  2,398 30
BancFirst  902 75
Bancorp (1) 2,467 69
Bank First (2) 351 26
Bank of Marin Bancorp  696 15
Bank of NT Butterfield & Son  2,247 61
BankUnited  3,403 77
Bankwell Financial Group  245 6
Banner  1,560 85
Bar Harbor Bankshares  659 17
BayCom  539 9
BCB Bancorp  615 8
Berkshire Hills Bancorp  1,940 49
Blue Foundry Bancorp (1) 1,068 10
Blue Ridge Bankshares  744 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bridgewater Bancshares (1) 861 9
Brookline Bancorp  3,818 40
Business First Bancshares  1,075 18
Byline Bancorp  1,154 25
Cadence Bank  8,281 172
Cambridge Bancorp  307 20
Camden National  636 23
Capital Bancorp  461 8
Capital City Bank Group  615 18
Capitol Federal Financial  5,905 40
Capstar Financial Holdings  904 14
Carter Bankshares (1) 1,094 15
Cathay General Bancorp  3,192 110
Central Pacific Financial  1,187 21
Citizens & Northern  666 14
City Holding  677 62
Civista Bancshares  708 12
CNB Financial  921 18
Coastal Financial (1) 477 17
Colony Bankcorp  707 7
Columbia Financial (1) 1,496 27
Community Bank System  2,441 128
Community Trust Bancorp  698 26
ConnectOne Bancorp  1,690 30
CrossFirst Bankshares (1) 2,044 21
Customers Bancorp (1) 1,373 25
CVB Financial  6,101 102
Dime Community Bancshares  1,455 33
Eagle Bancorp  1,419 48
Eastern Bankshares  7,105 90
Enterprise Bancorp  397 13
Enterprise Financial Services  1,612 72
Equity Bancshares, Class A  676 16
Esquire Financial Holdings  296 12
Farmers & Merchants Bancorp (2) 584 14
Farmers National Banc  1,614 20
FB Financial  1,602 50
Financial Institutions  692 13
First Bancorp  414 11
First Bancorp North Carolina  1,755 62
First BanCorp Puerto Rico  8,297 95
First Bancshares  1,139 29
First Bank New Jersey  678 7
First Busey  2,304 47
First Business Financial Services  342 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Commonwealth Financial  4,697 58
First Community Bankshares  695 17
First Financial  500 19
First Financial Bancorp  4,206 92
First Financial Bankshares  5,932 189
First Foundation  2,382 18
First Guaranty Bancshares (2) 233 4
First Internet Bancorp  359 6
First Interstate BancSystem, Class A  4,086 122
First Merchants  2,583 85
First Mid Bancshares  824 22
First of Long Island  1,014 14
First Western Financial (1) 376 7
Five Star Bancorp  533 11
Flushing Financial  1,267 19
Fulton Financial  7,383 102
FVCBankcorp (1) 643 7
German American Bancorp  1,258 42
Glacier Bancorp  5,072 213
Great Southern Bancorp  407 21
Greene County Bancorp  310 7
Guaranty Bancshares  346 10
Hancock Whitney  3,939 143
Hanmi Financial  1,347 25
HarborOne Bancorp  1,986 24
HBT Financial  544 11
Heartland Financial USA  1,875 72
Heritage Commerce  2,671 22
Heritage Financial  1,542 33
Hilltop Holdings  2,289 68
Hingham Institution For Savings (2) 64 15
Home Bancorp  310 10
Home BancShares  8,581 186
HomeStreet  809 15
HomeTrust Bancshares  630 16
Hope Bancorp  5,331 52
Horizon Bancorp  1,779 20
Independent Bank, (MA)  2,094 137
Independent Bank, (MI)  929 17
Independent Bank Group  1,633 76
International Bancshares  2,440 104
John Marshall Bancorp  508 11
Kearny Financial  2,373 19
Lakeland Bancorp  2,788 44
Lakeland Financial  1,122 70

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Live Oak Bancshares  1,485 36
Luther Burbank  601 6
Macatawa Bank  1,124 11
Mercantile Bank  700 21
Metrocity Bankshares  825 14
Metropolitan Bank Holding (1) 455 15
Mid Penn Bancorp  640 16
Midland States Bancorp  974 21
MidWestOne Financial Group  653 16
MVB Financial  434 9
National Bank Holdings, Class A  1,306 44
NBT Bancorp  1,919 65
Nicolet Bankshares (1) 552 35
Northeast Bank  282 10
Northfield Bancorp  1,897 22
Northwest Bancshares  5,494 66
OceanFirst Financial  2,628 49
OFG Bancorp  2,143 53
Old National Bancorp  13,384 193
Old Second Bancorp  1,864 26
Origin Bancorp  995 32
Orrstown Financial Services  449 9
Pacific Premier Bancorp  4,263 102
Park National  655 78
Parke Bancorp  437 8
Pathward Financial  1,225 51
PCB Bancorp  502 7
Peapack-Gladstone Financial  774 23
Peoples Bancorp  1,290 33
Peoples Financial Services  310 13
Pioneer Bancorp (1) 489 5
Preferred Bank  597 33
Premier Financial  1,613 33
Primis Financial  1,043 10
Provident Bancorp  579 4
Provident Financial Services  3,356 64
QCR Holdings  704 31
RBB Bancorp  618 10
Red River Bancshares  187 9
Renasant  2,500 76
Republic Bancorp, Class A  398 17
Republic First Bancorp (1)(2) 2,823 4
S&T Bancorp  1,768 56
Sandy Spring Bancorp  1,977 51
Seacoast Banking  3,256 77

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServisFirst Bancshares  2,259 123
Shore Bancshares  752 11
Sierra Bancorp  639 11
Simmons First National, Class A  5,483 96
SmartFinancial  710 16
South Plains Financial  483 10
Southern First Bancshares (1) 363 11
Southern Missouri Bancorp  354 13
Southside Bancshares  1,387 46
SouthState  3,419 244
Stellar Bancorp  2,030 50
Sterling Bancorp (1) 655 4
Stock Yards Bancorp  1,313 72
Summit Financial Group  470 10
Texas Capital Bancshares (1) 2,211 108
Third Coast Bancshares (1) 550 9
Tompkins Financial  623 41
Towne Bank  3,141 84
TriCo Bancshares  1,433 60
Triumph Financial (1) 1,057 61
TrustCo Bank  834 27
Trustmark  2,800 69
UMB Financial  2,013 116
United Bankshares  5,956 210
United Community Banks  4,857 137
Unity Bancorp  306 7
Univest Financial  1,299 31
USCB Financial Holdings (1) 573 6
Valley National Bancorp  19,663 182
Veritex Holdings  2,349 43
Washington Federal  2,954 89
Washington Trust Bancorp  780 27
WesBanco  2,625 81
West BanCorp  754 14
Westamerica BanCorp  1,164 52
WSFS Financial  2,803 105
8,889
Capital Markets 1.6%
Artisan Partners Asset Management, Class A  2,744 88
AssetMark Financial Holdings (1) 959 30
Associated Capital Group, Class A  61 2
Avantax (1) 2,157 57
B. Riley Financial (2) 966 27
Bakkt Holdings (1)(2) 2,594 4
BGC Partners, Class A  14,462 76

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brightsphere Investment Group  1,497 35
Cohen & Steers  1,148 73
Diamond Hill Investment Group  127 21
Donnelley Financial Solutions (1) 1,131 46
Federated Hermes, Class B  3,899 156
Focus Financial Partners, Class A (1) 2,651 138
GCM Grosvenor, Class A  1,815 14
Hamilton Lane, Class A  1,644 122
Houlihan Lokey  2,319 203
MarketWise (1) 651 1
Moelis, Class A  2,915 112
Open Lending, Class A (1) 4,802 34
Oppenheimer Holdings, Class A  353 14
Perella Weinberg Partners  1,687 15
Piper Sandler  783 109
PJT Partners, Class A  1,079 78
Sculptor Capital Management (2) 1,125 10
Silvercrest Asset Management Group, Class A  420 8
StepStone Group, Class A  2,508 61
StoneX Group (1) 795 82
Value Line  33 2
Victory Capital Holdings, Class A  725 21
Virtus Investment Partners  314 60
WisdomTree  6,329 37
1,736
Consumer Finance 0.7%
Atlanticus Holdings (1) 189 5
Bread Financial Holdings  2,287 69
Consumer Portfolio Services (1) 441 5
Curo Group Holdings  842 1
Encore Capital Group (1) 1,037 52
Enova International (1) 1,393 62
EZCORP, Class A (1) 2,308 20
FirstCash Holdings  1,720 164
Green Dot, Class A (1) 2,143 37
LendingClub (1) 4,812 35
LendingTree (1) 448 12
Moneylion (1) 5,531 3
Navient  4,595 73
Nelnet, Class A  669 62
NerdWallet, Class A (1) 1,153 19
Oportun Financial (1)(2) 1,315 5
OppFi (1) 515 1
PRA Group (1) 1,743 68
PROG Holdings (1) 2,300 55

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regional Management  337 9
Sunlight Financial Holdings (1) 929 —
World Acceptance (1) 181 15
772
Financial Services 1.8%
Alerus Financial  668 11
A-Mark Precious Metals  813 28
AvidXchange Holdings (1) 6,636 52
Banco Latinoamericano de Comercio Exterior, Class E  1,277 22
Cannae Holdings (1) 3,190 64
Cantaloupe (1) 2,698 15
Cass Information Systems  596 26
Compass Diversified Holdings (2) 2,772 53
Enact Holdings  1,337 31
Essent Group  4,810 193
EVERTEC  2,786 94
Federal Agricultural Mortgage, Class C  408 54
Finance of America, Class A (1)(2) 1,703 2
Flywire (1) 2,582 76
Home Point Capital  258 —
I3 Verticals, Class A (1) 1,068 26
International Money Express (1) 1,424 37
Jackson Financial, Class A  3,421 128
Marqeta, Class A (1) 19,824 91
Merchants Bancorp  725 19
MoneyGram International (1) 4,181 44
Mr Cooper Group (1) 3,168 130
NMI Holdings, Class A (1) 3,709 83
Payoneer Global (1) 10,000 63
Paysafe (1) 1,291 22
PennyMac Financial Services  1,225 73
Priority Technology Holdings (1) 793 3
Radian Group  7,191 159
Remitly Global (1) 4,594 78
Repay Holdings (1) 3,852 25
StoneCo, Class A (1) 12,634 120
SWK Holdings (1) 136 2
Velocity Financial (1) 369 3
Walker & Dunlop  1,397 106
Waterstone Financial  833 13
1,946
Insurance 2.1%
Ambac Financial Group (1) 2,002 31
American Equity Investment Life Holding  3,238 118

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AMERISAFE  883 43
Argo Group International Holdings  1,416 42
Bright Health Group (1)(2) 8,339 2
BRP Group, Class A (1) 2,790 71
CNO Financial Group  5,192 115
Crawford, Class A  615 5
Donegal Group, Class A  653 10
eHealth (1) 1,153 11
Employers Holdings  1,219 51
Enstar Group (1) 514 119
Genworth Financial, Class A (1) 22,501 113
Goosehead Insurance, Class A (1) 849 44
Greenlight Capital Re, Class A (1) 1,148 11
HCI Group (2) 277 15
Hippo Holdings (1)(2) 791 13
Horace Mann Educators  1,889 63
Investors Title  55 8
James River Group Holdings  1,703 35
Kinsale Capital Group  986 296
Lemonade (1)(2) 2,141 31
MBIA (1) 2,145 20
Mercury General  1,203 38
National Western Life Group, Class A  100 24
NI Holdings (1) 350 5
Oscar Health, Class A (1) 5,533 36
Palomar Holdings (1) 1,115 62
ProAssurance  2,404 44
RLI  1,780 237
Root, Class A (1)(2) 296 1
Safety Insurance Group  655 49
Selective Insurance Group  2,721 259
Selectquote (1) 6,324 14
SiriusPoint (1) 4,082 33
Skyward Specialty Insurance Group (1) 467 10
Stewart Information Services  1,196 48
Tiptree  1,095 16
Trean Insurance Group (1) 923 6
Trupanion (1)(2) 1,778 76
United Fire Group  943 25
Universal Insurance Holdings  1,143 21
2,271
Mortgage Real Estate Investment Trusts 1.1%
AFC Gamma, REIT  686 8
Angel Oak Mortgage REIT, REIT (2) 499 4
Apollo Commercial Real Estate Finance, REIT  6,466 60

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arbor Realty Trust, REIT (2) 7,450 86
Ares Commercial Real Estate, REIT (2) 2,414 22
ARMOUR Residential REIT, REIT (2) 7,300 38
Blackstone Mortgage Trust, Class A, REIT (2) 7,872 140
BrightSpire Capital, REIT  4,180 25
Broadmark Realty Capital, REIT  5,855 28
Chicago Atlantic Real Estate Finance, REIT (2) 263 4
Chimera Investment, REIT (2) 10,685 60
Claros Mortgage Trust  4,171 49
Dynex Capital, REIT  2,451 30
Ellington Financial, REIT (2) 2,888 35
Franklin BSP Realty Trust, REIT  3,764 45
Granite Point Mortgage Trust, REIT  2,196 11
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 3,964 113
Invesco Mortgage Capital, REIT (2) 1,641 18
KKR Real Estate Finance Trust, REIT  2,602 30
Ladder Capital, REIT  5,070 48
MFA Financial, REIT  4,590 46
New York Mortgage Trust, REIT  4,143 41
Nexpoint Real Estate Finance, REIT  347 5
Orchid Island Capital, REIT (2) 1,686 18
PennyMac Mortgage Investment Trust, REIT  3,987 49
Ready Capital, REIT (2) 3,329 34
Redwood Trust, REIT  5,044 34
TPG RE Finance Trust, REIT  3,098 22
Two Harbors Investment, REIT  4,344 64
1,167
Total Financials 16,781
HEALTH CARE 15.9%
Biotechnology 6.7%
2seventy bio (1) 1,614 16
4D Molecular Therapeutics (1) 1,378 24
Aadi Bioscience (1) 628 5
Absci (1) 2,059 4
ACADIA Pharmaceuticals (1) 5,478 103
Acrivon Therapeutics (1) 389 5
Adicet Bio (1)(2) 1,276 7
ADMA Biologics (1) 9,644 32
Aduro Biotech, CVR (1)(3) 35 —
Aerovate Therapeutics (1) 402 8
Affimed (1) 6,019 4
Agenus (1) 13,480 20
Agios Pharmaceuticals (1) 2,471 57
Akero Therapeutics (1) 1,602 61

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alector (1) 2,752 17
Alkermes (1) 7,439 210
Allogene Therapeutics (1)(2) 3,579 18
Allovir (1)(2) 1,333 5
Alpine Immune Sciences (1)(2) 1,159 9
ALX Oncology Holdings (1) 867 4
Amicus Therapeutics (1) 12,598 140
AnaptysBio (1) 923 20
Anavex Life Sciences (1)(2) 3,045 26
Anika Therapeutics (1) 642 18
Apellis Pharmaceuticals (1) 4,275 282
Arbutus Biopharma (1)(2) 5,009 15
Arcellx (1) 1,347 42
Arcturus Therapeutics Holdings (1) 1,071 26
Arcus Biosciences (1) 2,309 42
Arcutis Biotherapeutics (1) 1,899 21
Arrowhead Pharmaceuticals (1) 4,707 120
Atara Biotherapeutics (1) 4,298 12
Aura Biosciences (1) 1,066 10
Aurinia Pharmaceuticals (1) 6,157 67
Avid Bioservices (1) 2,745 51
Avidity Biosciences (1) 2,938 45
Beam Therapeutics (1)(2) 2,895 89
BioCryst Pharmaceuticals (1) 8,507 71
Biohaven (1) 2,928 40
Bioxcel Therapeutics (1) 868 16
Bluebird Bio (1) 4,639 15
Blueprint Medicines (1) 2,718 122
Bridgebio Pharma (1) 4,758 79
C4 Therapeutics (1) 1,925 6
CareDx (1) 2,252 21
Caribou Biosciences (1) 2,553 14
Catalyst Pharmaceuticals (1) 4,450 74
Celldex Therapeutics (1) 2,091 75
Celularity (1) 2,857 2
Century Therapeutics (1) 814 3
Cerevel Therapeutics Holdings (1)(2) 2,631 64
Chimerix (1) 4,122 5
Chinook Therapeutics (1) 2,273 53
Cogent Biosciences (1) 2,917 31
Coherus Biosciences (1) 3,249 22
Crinetics Pharmaceuticals (1) 2,363 38
CTI BioPharma (1) 4,720 20
Cullinan Oncology (1) 1,373 14
Cytokinetics (1)(2) 3,752 132

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Day One Biopharmaceuticals (1) 1,226 16
Deciphera Pharmaceuticals (1) 2,391 37
Denali Therapeutics (1) 4,977 115
Design Therapeutics (1) 1,486 9
Dynavax Technologies (1)(2) 5,417 53
Dyne Therapeutics (1) 1,450 17
Eagle Pharmaceuticals (1) 443 13
Editas Medicine (1) 3,054 22
Eiger BioPharmaceuticals (1)(2) 1,628 1
Emergent BioSolutions (1) 2,224 23
Enanta Pharmaceuticals (1) 891 36
Enochian Biosciences (1)(2) 756 1
EQRx (1) 9,024 18
Erasca (1) 3,258 10
Fate Therapeutics (1) 3,784 22
FibroGen (1) 3,950 74
Foghorn Therapeutics (1) 798 5
Gelesis Holdings (1) 377 —
Generation Bio (1) 2,312 10
Geron (1) 19,265 42
Gossamer Bio (1) 2,562 3
GreenLight Biosciences Holdings PBC (1) 3,111 1
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 6,075 232
Heron Therapeutics (1)(2) 4,863 7
HilleVax (1) 856 14
Humacyte (1) 2,937 9
Icosavax (1)(2) 952 6
Ideaya Biosciences (1) 1,958 27
IGM Biosciences (1)(2) 453 6
ImmunityBio (1) 3,360 6
ImmunoGen (1) 9,671 37
Immunovant (1) 2,027 31
Inhibrx (1) 1,486 28
Inovio Pharmaceuticals (1) 11,181 9
Insmed (1) 6,151 105
Instil Bio (1) 2,930 2
Intellia Therapeutics (1) 3,788 141
Intercept Pharmaceuticals (1) 1,116 15
Invivyd (1) 2,094 3
Iovance Biotherapeutics (1) 6,764 41
Ironwood Pharmaceuticals (1) 6,274 66
iTeos Therapeutics (1) 1,088 15
IVERIC bio (1) 6,237 152
Janux Therapeutics (1)(2) 740 9

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jounce Therapeutics (1) 1,615 3
KalVista Pharmaceuticals (1) 1,066 8
Karuna Therapeutics (1) 1,478 268
Karyopharm Therapeutics (1) 3,712 14
Keros Therapeutics (1) 886 38
Kezar Life Sciences (1) 2,437 8
Kiniksa Pharmaceuticals, Class A (1) 1,365 15
Kinnate Biopharma (1) 1,534 10
Kodiak Sciences (1) 1,676 10
Kronos Bio (1)(2) 1,656 2
Krystal Biotech (1) 977 78
Kura Oncology (1) 3,028 37
Kymera Therapeutics (1) 1,694 50
Lexicon Pharmaceuticals (1) 3,479 8
Ligand Pharmaceuticals (1) 686 50
Lyell Immunopharma (1)(2) 8,297 20
MacroGenics (1) 2,608 19
Madrigal Pharmaceuticals (1) 581 141
MannKind (1) 11,533 47
MeiraGTx Holdings (1) 1,609 8
Mersana Therapeutics (1) 4,252 17
MiMedx Group (1) 5,149 18
Mineralys Therapeutics (1) 544 9
Mirum Pharmaceuticals (1) 838 20
Monte Rosa Therapeutics (1) 1,375 11
Morphic Holding (1) 1,168 44
Myriad Genetics (1) 3,599 84
Nkarta (1) 1,329 5
Nurix Therapeutics (1) 2,022 18
Nuvalent, Class A (1) 912 24
Ocugen (1) 8,964 8
Organogenesis Holdings (1) 3,050 7
Outlook Therapeutics (1)(2) 6,975 8
Pardes Biosciences (1) 1,747 2
PepGen (1) 624 8
PMV Pharmaceuticals (1) 1,674 8
Point Biopharma Global (1) 3,894 28
Praxis Precision Medicines (1)(2) 1,619 1
Precigen (1) 6,215 7
Prime Medicine (1) 433 5
Prometheus Biosciences (1) 1,588 170
Protagonist Therapeutics (1) 2,144 49
Prothena (1) 1,768 86
PTC Therapeutics (1) 3,207 155
Rallybio (1) 795 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RAPT Therapeutics (1) 1,389 25
Recursion Pharmaceuticals, Class A (1) 6,134 41
REGENXBIO (1) 1,789 34
Relay Therapeutics (1) 3,851 63
Replimune Group (1) 2,105 37
REVOLUTION Medicines (1) 3,983 86
Rigel Pharmaceuticals (1) 8,050 11
Rocket Pharmaceuticals (1) 2,558 44
Sage Therapeutics (1) 2,375 100
Sana Biotechnology (1)(2) 4,101 13
Sangamo Therapeutics (1) 5,917 10
Seres Therapeutics (1)(2) 3,275 19
SpringWorks Therapeutics (1) 1,606 41
Stoke Therapeutics (1) 979 8
Sutro Biopharma (1) 2,375 11
Syndax Pharmaceuticals (1) 2,713 57
Talaris Therapeutics (1) 1,793 3
Tango Therapeutics (1) 2,135 8
Tenaya Therapeutics (1)(2) 1,952 6
TG Therapeutics (1) 6,076 91
Tobira Therapeutics, CVR (1)(3) 25 —
Travere Therapeutics (1) 2,826 64
Twist Bioscience (1) 2,621 40
Tyra Biosciences (1)(2) 576 9
Vanda Pharmaceuticals (1) 2,490 17
Vaxart (1) 5,277 4
Vaxcyte (1) 3,278 123
VBI Vaccines (1)(2) 7,579 2
Vera Therapeutics (1) 976 8
Veracyte (1) 3,239 72
Vericel (1) 2,137 63
Verve Therapeutics (1) 2,163 31
Vir Biotechnology (1) 3,324 77
Viridian Therapeutics (1) 1,762 45
VistaGen Therapeutics (1)(2) 7,317 1
Xencor (1) 2,624 73
Y-mAbs Therapeutics (1) 1,523 8
Zentalis Pharmaceuticals (1) 2,112 36
7,053
Health Care Equipment & Supplies 3.9%
Alphatec Holdings (1) 3,293 51
AngioDynamics (1) 1,678 17
Artivion (1) 1,702 22
AtriCure (1) 2,089 87
Atrion  64 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avanos Medical (1) 2,098 62
Axogen (1) 1,789 17
Axonics (1) 2,241 122
Bioventus, Class A (1)(2) 1,263 1
Butterfly Network (1)(2) 5,854 11
Cardiovascular Systems (1) 1,840 37
Cerus (1) 7,606 23
CONMED  1,331 138
Cue Health (1) 5,443 10
Cutera (1) 730 17
Embecta  2,631 74
Figs, Class A (1) 5,720 35
Glaukos (1) 2,086 105
Haemonetics (1) 2,287 189
Heska (1) 430 42
Inari Medical (1) 2,195 136
Inogen (1) 1,035 13
Inspire Medical Systems (1) 1,304 305
Integer Holdings (1) 1,507 117
iRadimed  336 13
iRhythm Technologies (1) 1,378 171
Lantheus Holdings (1) 3,115 257
LeMaitre Vascular  875 45
LivaNova (1) 2,445 107
Merit Medical Systems (1) 2,550 189
Mesa Laboratories  235 41
Nano-X Imaging (1)(2) 1,942 11
Neogen (1) 9,902 183
Nevro (1) 1,583 57
NuVasive (1) 2,387 99
Omnicell (1) 2,002 118
OraSure Technologies (1) 3,178 19
Orthofix Medical (1) 1,530 26
OrthoPediatrics (1) 671 30
Outset Medical (1) 2,199 41
Owlet (1) 630 —
Paragon 28 (1) 2,308 39
PROCEPT BioRobotics (1) 1,165 33
Pulmonx (1) 1,512 17
RxSight (1) 1,109 19
Senseonics Holdings (1)(2) 21,027 15
Shockwave Medical (1) 1,622 352
SI-BONE (1) 1,514 30
Sight Sciences (1) 940 8
Silk Road Medical (1) 1,722 67

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
STAAR Surgical (1) 2,191 140
Surmodics (1) 600 14
Tactile Systems Technology (1) 920 15
Tenon Medical (1) 123 —
TransMedics Group (1) 1,389 105
Treace Medical Concepts (1) 1,691 43
UFP Technologies (1) 317 41
Utah Medical Products  167 16
Varex Imaging (1) 1,717 31
Vicarious Surgical (1) 2,389 5
ViewRay (1) 6,600 23
Zimvie (1) 899 7
Zynex (1) 948 11
4,109
Health Care Providers & Services 2.5%
23andMe Holding, Class A (1) 11,556 26
Accolade (1) 3,001 43
AdaptHealth (1) 3,267 41
Addus HomeCare (1) 699 75
Agiliti (1)(2) 1,271 20
AirSculpt Technologies (2) 534 3
Alignment Healthcare (1) 4,327 28
AMN Healthcare Services (1) 1,976 164
Apollo Medical Holdings (1) 1,765 64
ATI Physical Therapy (1)(2) 2,863 1
Aveanna Healthcare Holdings (1)(2) 1,861 2
Brookdale Senior Living (1) 8,720 26
Cano Health (1)(2) 7,109 6
CareMax (1) 2,452 7
Castle Biosciences (1) 1,154 26
Clover Health Investments (1)(2) 17,461 15
Community Health Systems (1) 5,634 28
CorVel (1) 401 76
Cross Country Healthcare (1) 1,625 36
DocGo (1) 3,767 33
Ensign Group  2,458 235
Fulgent Genetics (1)(2) 931 29
GeneDx Holdings (1) 13,317 5
HealthEquity (1) 3,787 222
Hims & Hers Health (1) 5,443 54
Innovage Holding (1) 1,006 8
Invitae (1)(2) 11,129 15
Joint (1) 606 10
LifeStance Health Group (1)(2) 3,326 25
ModivCare (1) 573 48

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National HealthCare  559 32
National Research, Class A  643 28
NeoGenomics (1) 5,740 100
Nutex Health (1) 11,053 11
Oncology Institute (1) 1,478 1
OPKO Health (1)(2) 18,156 26
Option Care Health (1) 7,622 242
Owens & Minor (1) 3,300 48
P3 Health Partners (1) 973 1
Patterson  3,932 105
Pediatrix Medical Group (1) 3,762 56
Pennant Group (1) 1,196 17
PetIQ (1) 1,325 15
Privia Health Group (1) 2,352 65
Progyny (1) 3,455 111
R1 RCM (1) 6,856 103
RadNet (1) 2,267 57
Select Medical Holdings  4,760 123
Surgery Partners (1) 2,320 80
U.S. Physical Therapy  590 58
2,650
Health Care Technology 0.5%
American Well, Class A (1) 10,109 24
Babylon Holdings, Class A (1)(2) 166 1
Computer Programs & Systems (1) 649 20
Evolent Health, Class A (1) 3,749 122
Health Catalyst (1) 2,450 29
HealthStream (1) 1,075 29
Multiplan (1) 17,124 18
NextGen Healthcare (1) 2,541 44
OptimizeRx (1) 781 11
Pear Therapeutics (1) 3,005 1
Phreesia (1) 2,268 73
Schrodinger (1) 2,418 64
Sharecare (1) 13,617 19
Simulations Plus  733 32
Veradigm (1) 4,947 64
551
Life Sciences Tools & Services 0.7%
AbCellera Biologics (1)(2) 9,503 72
Adaptive Biotechnologies (1) 4,967 44
Akoya Biosciences (1) 811 7
Alpha Teknova (1) 290 1
BioLife Solutions (1) 1,489 32

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bionano Genomics (1)(2) 13,367 15
Codexis (1) 2,808 12
CryoPort (1) 1,990 48
Cytek Biosciences (1) 5,115 47
Inotiv (1)(2) 1,183 5
MaxCyte (1) 4,024 20
Medpace Holdings (1) 1,157 217
NanoString Technologies (1) 2,056 20
Nautilus Biotechnology (1) 2,213 6
Omniab (1) 3,588 13
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 11,446 132
PhenomeX (1) 2,208 2
Quanterix (1) 1,499 17
Quantum-Si (1) 3,905 7
Science 37 Holdings (1) 2,382 1
Seer (1) 2,252 9
Singular Genomics Systems (1)(2) 2,227 3
SomaLogic (1)(2) 7,178 18
748
Pharmaceuticals 1.6%
Aclaris Therapeutics (1) 2,945 24
Amneal Pharmaceuticals (1) 4,451 6
Amphastar Pharmaceuticals (1) 1,737 65
Amylyx Pharmaceuticals (1) 2,314 68
AN2 Therapeutics (1) 457 5
ANI Pharmaceuticals (1) 573 23
Arvinas (1) 2,236 61
Atea Pharmaceuticals (1) 3,349 11
Athira Pharma (1) 1,579 4
Axsome Therapeutics (1)(2) 1,463 90
Cara Therapeutics (1) 1,985 10
Cassava Sciences (1)(2) 1,711 41
Collegium Pharmaceutical (1) 1,557 37
Corcept Therapeutics (1) 3,958 86
DICE Therapeutics (1) 1,632 47
Edgewise Therapeutics (1)(2) 1,675 11
Esperion Therapeutics (1)(2) 3,412 5
Evolus (1) 1,722 15
EyePoint Pharmaceuticals (1)(2) 1,140 3
Fulcrum Therapeutics (1) 2,543 7
Harmony Biosciences Holdings (1) 1,170 38
Innoviva (1) 2,887 33
Intra-Cellular Therapies (1) 4,179 226

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liquidia (1)(2) 2,035 14
Nektar Therapeutics (1) 8,109 6
NGM Biopharmaceuticals (1) 1,762 7
Nuvation Bio (1) 4,946 8
Ocular Therapeutix (1) 3,504 18
Pacira BioSciences (1) 2,052 84
Phathom Pharmaceuticals (1)(2) 1,059 8
Phibro Animal Health, Class A  944 14
Prestige Consumer Healthcare (1) 2,275 143
Provention Bio (1) 2,872 69
Reata Pharmaceuticals, Class A (1) 1,264 115
Relmada Therapeutics (1) 1,110 3
Revance Therapeutics (1) 3,691 119
Scilex Holding (1) 2,710 21
SIGA Technologies  2,076 12
Supernus Pharmaceuticals (1) 2,264 82
Tarsus Pharmaceuticals (1) 808 10
Theravance Biopharma (1)(2) 2,987 32
Theseus Pharmaceuticals (1) 787 7
Third Harmonic Bio (1) 528 2
Ventyx Biosciences (1) 1,119 38
Xeris Biopharma Holdings (1) 5,737 9
1,737
Total Health Care 16,848
INDUSTRIALS & BUSINESS SERVICES 16.7%
Aerospace & Defense 1.0%
AAR (1) 1,496 82
Aerojet Rocketdyne Holdings (1) 3,622 204
AeroVironment (1) 1,127 103
AerSale (1) 1,071 19
Archer Aviation, Class A (1) 6,626 19
Astra Space (1) 5,509 2
Astronics (1) 1,210 16
Cadre Holdings  844 18
Ducommun (1) 495 27
Kaman  1,251 29
Maxar Technologies  3,357 171
Momentus (1)(2) 2,085 1
Moog, Class A  1,308 132
National Presto Industries  235 17
Park Aerospace  917 12
Parsons (1) 1,544 69
Redwire (1)(2) 739 2
Rocket Lab USA (1) 9,610 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Terran Orbital (1)(2) 1,661 3
Triumph Group (1) 2,968 34
V2X (1) 534 21
Virgin Galactic Holdings (1)(2) 10,978 45
1,065
Air Freight & Logistics 0.3%
Air Transport Services Group (1) 2,659 55
Forward Air  1,229 133
Hub Group, Class A (1) 1,467 123
Radiant Logistics (1) 1,618 11
322
Building Products 1.4%
AAON  2,003 194
American Woodmark (1) 743 39
Apogee Enterprises  1,026 44
AZZ  1,095 45
Caesarstone  913 4
CSW Industrials  668 93
Gibraltar Industries (1) 1,424 69
Griffon  1,970 63
Insteel Industries  819 23
Janus International Group (1) 3,722 37
JELD-WEN Holding (1) 3,720 47
Masonite International (1) 1,016 92
PGT Innovations (1) 2,589 65
Quanex Building Products  1,508 33
Resideo Technologies (1) 6,581 120
Simpson Manufacturing  1,952 214
UFP Industries  2,728 217
View (1)(2) 4,490 2
Zurn Elkay Water Solutions  5,679 121
1,522
Commercial Services & Supplies 1.5%
ABM Industries  3,033 136
ACCO Brands  4,025 21
ACV Auctions, Class A (1) 5,411 70
Aris Water Solution, Class A (2) 1,013 8
Brady, Class A  2,059 111
BrightView Holdings (1) 2,176 12
Brink's  2,071 138
Casella Waste Systems, Class A (1) 2,279 188
Cimpress (1) 817 36
CompX International  61 1
CoreCivic (1) 5,116 47

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deluxe  1,974 32
Ennis  1,143 24
GEO Group (1)(2) 5,285 42
Harsco (1) 3,524 24
Healthcare Services Group  3,304 46
Heritage-Crystal Clean (1) 705 25
HNI  1,896 53
Interface  2,547 21
KAR Auction Services (1) 4,950 68
Kimball International, Class B  1,676 21
Li-Cycle Holdings (1) 6,083 34
Liquidity Services (1) 1,075 14
Matthews International, Class A  1,376 50
MillerKnoll  3,487 71
Montrose Environmental Group (1) 1,243 44
NL Industries  295 2
Pitney Bowes  7,676 30
Quad/Graphics (1) 1,332 6
SP Plus (1) 933 32
Steelcase, Class A  3,974 33
UniFirst  684 121
Viad (1) 915 19
VSE  471 21
1,601
Construction & Engineering 1.7%
Ameresco, Class A (1) 1,460 72
API Group (1) 9,441 212
Arcosa  2,214 140
Argan  582 24
Comfort Systems USA  1,617 236
Concrete Pumping Holdings (1) 1,077 7
Construction Partners, Class A (1) 1,790 48
Dycom Industries (1) 1,314 123
EMCOR Group  2,153 350
Fluor (1) 6,496 201
Granite Construction  2,021 83
Great Lakes Dredge & Dock (1) 2,926 16
IES Holdings (1) 402 17
MYR Group (1) 750 95
Northwest Pipe (1) 448 14
Primoris Services  2,403 59
Sterling Infrastructure (1) 1,314 50
Tutor Perini (1) 1,803 11
1,758

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.5%
Allied Motion Technologies  594 23
Array Technologies (1) 6,890 151
Atkore (1) 1,798 253
Babcock & Wilcox Enterprises (1) 2,688 16
Blink Charging (1)(2) 1,987 17
Bloom Energy, Class A (1) 8,217 164
Encore Wire  805 149
Energy Vault Holdings (1)(2) 4,055 9
EnerSys  1,864 162
Enovix (1)(2) 5,033 75
ESS Tech (1)(2) 3,389 5
Fluence Energy (1)(2) 1,707 35
FTC Solar (1)(2) 1,689 4
FuelCell Energy (1)(2) 18,509 53
GrafTech International  8,699 42
Heliogen (1) 3,827 1
NEXTracker, Class A (1) 1,388 50
NuScale Power (1)(2) 1,463 13
Powell Industries  394 17
Preformed Line Products  117 15
Shoals Technologies Group, Class A (1) 7,431 169
Stem (1)(2) 6,429 36
SunPower (1)(2) 3,709 51
Thermon Group Holdings (1) 1,473 37
TPI Composites (1) 1,649 21
Vicor (1) 981 46
1,614
Ground Transportation 0.7%
ArcBest  1,114 103
Bird Global, Class A (1)(2) 6,559 2
Covenant Logistics Group, Class A  406 14
Daseke (1) 1,748 14
Heartland Express  2,173 35
Marten Transport  2,681 56
PAM Transportation Services (1) 268 8
Saia (1) 1,210 329
TuSimple Holdings, Class A (1) 6,144 9
Universal Logistics Holdings  360 10
Werner Enterprises  2,896 132
712
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,156 23
23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery 4.0%
3D Systems (1) 5,677 61
Alamo Group  456 84
Albany International, Class A  1,426 127
Astec Industries  1,019 42
Barnes Group  2,235 90
Berkshire Grey (1) 1,868 3
Blue Bird (1) 807 16
Chart Industries (1) 1,947 244
CIRCOR International (1) 851 26
Columbus McKinnon  1,258 47
Desktop Metal, Class A (1)(2) 12,633 29
Douglas Dynamics  1,014 32
Energy Recovery (1) 2,463 57
Enerpac Tool Group  2,624 67
EnPro Industries  949 99
ESCO Technologies  1,175 112
Evoqua Water Technologies (1) 5,365 267
Fathom Digital Manufacturing (1) 386 —
Federal Signal  2,729 148
Franklin Electric  2,104 198
Gorman-Rupp  1,067 27
Greenbrier  1,469 47
Helios Technologies  1,483 97
Hillenbrand  3,147 150
Hillman Solutions (1) 6,032 51
Hydrofarm Holdings Group (1) 1,782 3
Hyliion Holdings (1)(2) 6,265 12
Hyster-Yale Materials Handling  500 25
Hyzon Motors (1)(2) 3,361 3
John Bean Technologies  1,445 158
Kadant  524 109
Kennametal  3,708 102
Lightning eMotors (1)(2) 1,498 —
Lindsay  497 75
Luxfer Holdings  1,235 21
Manitowoc (1) 1,579 27
Markforged Holding (1) 4,763 5
Microvast Holdings (1) 8,641 11
Miller Industries  488 17
Mueller Industries  2,553 188
Mueller Water Products, Class A  7,112 99
Nikola (1)(2) 15,454 19
Omega Flex  144 16
Proterra (1)(2) 10,350 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Proto Labs (1) 1,206 40
RBC Bearings (1) 1,300 303
REV Group  1,520 18
Sarcos Technology & Robotics (1) 4,492 2
Shyft Group  1,549 35
SPX Technologies (1) 1,990 140
Standex International  540 66
Tennant  839 58
Terex  3,046 147
Titan International (1) 2,274 24
Trinity Industries  3,745 91
Velo3D (1)(2) 2,425 6
Wabash National  2,128 52
Watts Water Technologies, Class A  1,248 210
Xos (1) 2,093 1
4,220
Marine Transportation 0.2%
Costamare  2,429 23
Eagle Bulk Shipping  623 28
Eneti  1,039 10
Genco Shipping & Trading  1,711 27
Golden Ocean Group  5,568 53
Matson  1,685 101
Safe Bulkers (2) 3,383 12
254
Passenger Airlines 0.3%
Allegiant Travel (1) 713 66
Blade Air Mobility (1) 2,412 8
Frontier Group Holdings (1) 1,728 17
Hawaiian Holdings (1) 2,258 21
Joby Aviation (1)(2) 11,874 51
SkyWest (1) 2,299 51
Spirit Airlines  4,979 85
Sun Country Airlines Holdings (1) 1,470 30
Wheels Up Experience (1) 7,631 5
334
Professional Services 2.4%
Alight, Class A (1) 17,582 162
ASGN (1) 2,240 185
Atlas Technical Consultants (1)(2) 840 10
Barrett Business Services  303 27
CBIZ (1) 2,183 108
Conduent (1) 7,464 26
CRA International  313 34

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CSG Systems International  1,426 77
ExlService Holdings (1) 1,477 239
Exponent  2,320 231
First Advantage (1) 2,730 38
Forrester Research (1) 521 17
Franklin Covey (1) 538 21
Heidrick & Struggles International  878 27
HireRight Holdings (1) 930 10
Huron Consulting Group (1) 905 73
IBEX (1) 444 11
ICF International  842 92
Insperity  1,633 198
Kelly Services, Class A  1,587 26
Kforce  898 57
Korn Ferry  2,392 124
Legalzoom.com (1) 4,270 40
Maximus  2,762 217
NV5 Global (1) 621 65
Planet Labs PBC (1) 8,756 34
Red Violet (1) 421 7
Resources Connection  1,440 25
Skillsoft (1)(2) 4,003 8
Spire Global (1) 6,675 4
Sterling Check (1) 1,085 12
TriNet Group (1) 1,702 137
TrueBlue (1) 1,435 26
TTEC Holdings  839 31
Upwork (1) 5,499 62
Verra Mobility (1) 6,385 108
Willdan Group (1) 509 8
2,577
Trading Companies & Distributors 1.7%
Alta Equipment Group  958 15
Applied Industrial Technologies  1,746 248
Beacon Roofing Supply (1) 2,334 137
BlueLinx Holdings (1) 396 27
Boise Cascade  1,798 114
Custom Truck One Source (1) 2,714 18
Distribution Solutions Group (1) 219 10
DXP Enterprises (1) 698 19
GATX  1,603 176
Global Industrial  590 16
GMS (1) 1,923 111
H&E Equipment Services  1,444 64
Herc Holdings  1,149 131

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hudson Technologies (1) 1,910 17
Karat Packaging  224 3
McGrath RentCorp  1,092 102
MRC Global (1) 3,733 36
NOW (1) 4,996 56
Rush Enterprises, Class A  1,878 103
Rush Enterprises, Class B  301 18
Textainer Group Holdings  1,995 64
Titan Machinery (1) 921 28
Transcat (1) 315 28
Triton International  2,661 168
Veritiv  599 81
Xometry, Class A (1) 1,506 23
1,813
Total Industrials & Business Services 17,815
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 0.8%
ADTRAN Holdings  3,477 55
Aviat Networks (1) 496 17
Calix (1) 2,628 141
Cambium Networks (1) 504 9
Casa Systems (1) 1,624 2
Clearfield (1) 582 27
CommScope Holding (1) 9,431 60
Comtech Telecommunications  1,146 14
Digi International (1) 1,591 54
DZS (1) 992 8
Extreme Networks (1) 5,784 111
Harmonic (1) 4,230 62
Infinera (1)(2) 8,758 68
Inseego (1) 3,778 2
NETGEAR (1) 1,256 23
NetScout Systems (1) 3,154 90
Ondas Holdings (1)(2) 1,608 2
Ribbon Communications (1) 3,519 12
Viavi Solutions (1) 10,369 112
869
Electronic Equipment, Instruments & Components 2.6%
908 Devices (1) 955 8
Advanced Energy Industries  1,716 168
Aeva Technologies (1) 5,003 6
AEye (1) 6,030 2
Akoustis Technologies (1)(2) 3,228 10
Arlo Technologies (1) 3,828 23

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Badger Meter  1,337 163
Belden  1,940 168
Benchmark Electronics  1,571 37
Cepton (1) 2,129 1
CTS  1,437 71
ePlus (1) 1,201 59
Evolv Technologies Holdings (1) 3,855 12
Fabrinet (1) 1,686 200
FARO Technologies (1) 857 21
Focus Universal (1)(2) 1,017 2
Identiv (1) 885 5
Insight Enterprises (1) 1,433 205
Itron (1) 2,036 113
Kimball Electronics (1) 1,097 26
Knowles (1) 4,055 69
Lightwave Logic (1)(2) 5,130 27
Methode Electronics  1,657 73
MicroVision (1)(2) 7,434 20
Mirion Technologies (1)(2) 6,133 52
Napco Security Technologies (1) 1,484 56
nLight (1) 1,946 20
Novanta (1) 1,620 258
OSI Systems (1) 724 74
Ouster (1) 14,565 12
PAR Technology (1)(2) 1,226 42
PC Connection  505 23
Plexus (1) 1,250 122
Rogers (1) 857 140
Sanmina (1) 2,604 159
ScanSource (1) 1,173 36
SmartRent (1) 5,884 15
TTM Technologies (1) 4,657 63
Vishay Intertechnology  5,908 134
Vishay Precision Group (1) 565 24
2,719
IT Services 0.5%
BigCommerce Holdings, Series 1 (1) 2,881 26
Brightcove (1) 1,755 8
Cerberus Cyber Sentinel (1)(2) 1,749 1
Cyxtera Technologies (1)(2) 1,630 —
DigitalOcean Holdings (1)(2) 3,179 124
Edgio (1) 7,101 6
Fastly, Class A (1) 5,133 91
Grid Dynamics Holdings (1) 2,376 27
Hackett Group  1,033 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Information Services Group  1,530 8
Kratos Defense & Security Solutions (1) 5,658 76
Perficient (1) 1,541 111
PFSweb  748 3
Rackspace Technology (1) 2,473 5
Squarespace, Class A (1) 1,404 45
Tucows, Class A (1)(2) 414 8
Unisys (1) 3,079 12
570
Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Class A (1) 2,164 25
Alpha & Omega Semiconductor (1) 982 26
Ambarella (1) 1,675 130
Amkor Technology  4,620 120
Atomera (1)(2) 823 5
Axcelis Technologies (1) 1,492 199
AXT (1) 1,724 7
CEVA (1) 1,019 31
Cohu (1) 2,152 83
Credo Technology Group Holding (1) 4,512 42
Diodes (1) 2,032 188
FormFactor (1) 3,514 112
Ichor Holdings (1) 1,277 42
Impinj (1) 982 133
indie Semiconductor, Class A (1) 4,816 51
Kulicke & Soffa Industries  2,546 134
MACOM Technology Solutions Holdings (1) 2,476 175
MaxLinear (1) 3,312 117
Onto Innovation (1) 2,262 199
PDF Solutions (1) 1,385 59
Photronics (1) 2,672 44
Power Integrations  2,587 219
Rambus (1) 4,876 250
Rigetti Computing (1) 3,063 2
Semtech (1) 2,889 70
Silicon Laboratories (1) 1,443 253
SiTime (1) 739 105
SkyWater Technology (1) 590 7
SMART Global Holdings (1) 2,167 37
Synaptics (1) 1,810 201
Transphorm (1) 1,042 4
Ultra Clean Holdings (1) 2,074 69
Veeco Instruments (1) 2,301 49
3,188

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 5.0%
8x8 (1) 5,224 22
A10 Networks  2,847 44
ACI Worldwide (1) 5,124 138
Adeia  4,733 42
Agilysys (1) 909 75
Alarm.com Holdings (1) 2,193 110
Alkami Technology (1) 1,608 20
Altair Engineering, Class A (1) 2,362 170
American Software, Class A  1,363 17
Amplitude, Class A (1) 2,488 31
Appfolio, Class A (1) 897 112
Appian, Class A (1) 1,810 80
Applied Digital (1) 2,784 6
Arteris (1) 648 3
Asana, Class A (1) 3,394 72
AvePoint (1) 5,790 24
Blackbaud (1) 2,115 147
Blackline (1) 2,523 169
Blend Labs, Class A (1) 8,754 9
Box, Class A (1) 6,385 171
C3.ai, Class A (1)(2) 2,694 90
Cerence (1) 1,820 51
Cipher Mining (1)(2) 1,495 3
Cleanspark (1)(2) 3,280 9
CommVault Systems (1) 2,027 115
Consensus Cloud Solutions (1) 829 28
Couchbase (1)(2) 1,306 18
CS Disco (1) 958 6
Cvent Holding (1) 2,107 18
Digimarc (1)(2) 602 12
Digital Turbine (1) 4,264 53
Domo, Class B (1) 1,467 21
E2open Parent Holdings (1) 8,927 52
Ebix  1,149 15
eGain (1) 932 7
Enfusion, Class A (1) 1,179 12
EngageSmart (1) 1,573 30
Envestnet (1) 2,512 147
Everbridge (1) 1,813 63
EverCommerce (1) 1,030 11
ForgeRock, Class A (1) 1,973 41
Greenidge Generation Holdings (1) 489 —
Instructure Holdings (1) 802 21
Intapp (1) 678 30

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
InterDigital  1,354 99
IronNet (1)(2) 2,480 1
Kaleyra (1)(2) 322 —
Latch (1) 4,687 4
LivePerson (1) 3,090 14
LiveRamp Holdings (1) 2,866 63
LiveVox Holdings (1)(2) 851 3
Marathon Digital Holdings (1)(2) 5,274 46
Matterport (1) 10,221 28
MeridianLink (1) 1,015 18
MicroStrategy, Class A (1)(2) 441 129
Mitek Systems (1) 1,866 18
Model N (1) 1,717 57
Momentive Global (1) 5,859 55
N-Able (1) 3,036 40
NextNav (1) 2,814 6
Olo, Class A (1) 4,024 33
ON24 (1) 1,907 17
OneSpan (1) 1,820 32
PagerDuty (1) 3,952 138
Porch Group (1)(2) 3,523 5
PowerSchool Holdings, Class A (1) 2,071 41
Progress Software  1,964 113
PROS Holdings (1) 1,905 52
Q2 Holdings (1) 2,524 62
Qualys (1) 1,759 229
Rapid7 (1) 2,701 124
Rimini Street (1) 2,085 9
Riot Platforms (1)(2) 7,329 73
Sapiens International  1,418 31
SecureWorks, Class A (1) 485 4
ShotSpotter (1) 413 16
SolarWinds (1) 2,155 18
Sprout Social, Class A (1) 2,138 130
SPS Commerce (1) 1,653 252
Sumo Logic (1) 5,358 64
Telos (1) 2,354 6
Tenable Holdings (1) 5,101 242
Terawulf (1) 3,999 4
Upland Software (1) 1,248 5
Varonis Systems (1) 4,891 127
Verint Systems (1) 2,964 110
Veritone (1) 1,367 8
Viant Technology, Class A (1) 608 3
Weave Communications (1) 1,318 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WM Technology (1) 3,361 3
Workiva (1) 2,174 223
Xperi (1) 1,898 21
Yext (1) 5,271 51
Zeta Global Holdings, Class A (1) 5,115 55
Zuora, Class A (1) 5,791 57
5,261
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology (1) 1,581 51
CompoSecure (1) 297 2
Corsair Gaming (1) 1,820 33
Diebold Nixdorf (1)(2) 3,204 4
Eastman Kodak (1) 2,436 10
IonQ (1) 5,370 33
Super Micro Computer (1) 2,140 228
Turtle Beach (1)(2) 664 7
Xerox Holdings  5,166 79
447
Total Information Technology 13,054
MATERIALS 4.6%
Chemicals 2.2%
AdvanSix  1,212 46
American Vanguard  1,287 28
Amyris (1)(2) 9,686 13
Aspen Aerogels (1) 2,262 17
Avient  4,157 171
Balchem  1,455 184
Cabot  2,539 195
Chase  350 37
Danimer Scientific (1)(2) 3,965 14
Diversey Holdings (1) 3,565 29
Ecovyst (1) 3,804 42
FutureFuel  1,132 8
Hawkins  864 38
HB Fuller  2,454 168
Ingevity (1) 1,716 123
Innospec  1,126 116
Intrepid Potash (1) 512 14
Koppers Holdings  907 32
Kronos Worldwide  972 9
Livent (1) 7,400 161
LSB Industries (1) 3,412 35
Mativ Holdings  2,464 53
Minerals Technologies  1,479 89

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Origin Materials (1)(2) 4,658 20
Orion Engineered Carbons  2,775 72
Perimeter Solutions (1) 5,333 43
PureCycle Technologies (1) 4,710 33
Quaker Chemical (2) 619 123
Rayonier Advanced Materials (1) 2,917 18
Sensient Technologies  1,906 146
Stepan  964 99
Trinseo  1,572 33
Tronox Holdings, Class A  5,343 77
Valhi  85 1
2,287
Construction Materials 0.2%
Summit Materials, Class A (1) 5,430 155
United States Lime & Minerals  89 13
168
Containers & Packaging 0.3%
Cryptyde (1) 702 —
Greif, Class A  1,141 72
Greif, Class B  239 18
Myers Industries  1,652 35
O-I Glass (1) 7,011 159
Pactiv Evergreen  1,993 16
Ranpak Holdings (1) 2,024 11
TriMas  1,927 54
365
Metals & Mining 1.8%
5E Advanced Materials (1)(2) 1,895 10
Alpha Metallurgical Resources  694 108
Arconic (1) 4,619 121
ATI (1) 5,663 223
Carpenter Technology  2,177 97
Century Aluminum (1) 2,322 23
Coeur Mining (1) 12,688 51
Commercial Metals  5,331 261
Compass Minerals International  1,554 53
Constellium (1) 5,792 89
Dakota Gold (1) 2,267 8
Haynes International  570 29
Hecla Mining  25,267 160
Hycroft Mining Holding (1)(2) 5,778 3
Ivanhoe Electric (1) 2,085 25
Kaiser Aluminum  729 54
Materion  930 108

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novagold Resources (1) 10,835 67
Olympic Steel  430 22
Piedmont Lithium (1)(2) 778 47
PolyMet Mining (1) 2,513 5
PolyMet Mining, Rights, 5/31/23  (1) 1,084 —
Ramaco Resources (2) 968 9
Ryerson Holding  864 31
Schnitzer Steel Industries, Class A  1,141 36
SunCoke Energy  3,868 35
TimkenSteel (1) 2,053 38
Tredegar  1,173 11
Warrior Met Coal  2,325 85
Worthington Industries  1,435 93
1,902
Paper & Forest Products 0.1%
Clearwater Paper (1) 749 25
Glatfelter  1,911 6
Sylvamo  1,586 74
105
Total Materials 4,827
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Star Holdings (1) 578 10
Total Miscellaneous 10
REAL ESTATE 6.4%
Diversified Real Estate Investment Trusts 0.6%
Alexander & Baldwin, REIT  3,282 62
American Assets Trust, REIT  2,239 42
Armada Hoffler Properties, REIT  3,056 36
Broadstone Net Lease, REIT  7,868 134
CTO Realty Growth, REIT  994 17
Empire State Realty Trust, Class A, REIT  6,042 39
Essential Properties Realty Trust, REIT  6,420 159
Gladstone Commercial, REIT  1,795 23
Global Net Lease, REIT  4,718 61
One Liberty Properties, REIT  745 17
590
Health Care Real Estate Investment Trusts 0.6%
CareTrust REIT, REIT  4,538 89
Community Healthcare Trust, REIT  1,057 39
Diversified Healthcare Trust, REIT  10,414 14
Global Medical REIT, REIT  2,731 25
LTC Properties, REIT  1,835 64

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Health Investors, REIT  1,885 97
Physicians Realty Trust, REIT  10,411 155
Sabra Health Care REIT, REIT  10,556 121
Universal Health Realty Income Trust, REIT  571 28
632
Hotel & Resort Real Estate Investment Trusts 0.9%
Apple Hospitality REIT, REIT  9,829 152
Ashford Hospitality Trust, REIT (1) 1,475 5
Braemar Hotels & Resorts, REIT  3,327 13
Chatham Lodging Trust, REIT  2,130 22
DiamondRock Hospitality, REIT  9,588 78
Hersha Hospitality Trust, Class A, REIT  1,323 9
Pebblebrook Hotel Trust, REIT (2) 5,934 83
RLJ Lodging Trust, REIT  7,331 78
Ryman Hospitality Properties, REIT  2,455 220
Service Properties Trust, REIT  7,426 74
Summit Hotel Properties, REIT  4,774 33
Sunstone Hotel Investors, REIT  9,672 96
Xenia Hotels & Resorts, REIT  5,252 69
932
Industrial Real Estate Investment Trusts 0.8%
Indus Realty Trust, REIT (2) 246 16
Industrial Logistics Properties Trust, REIT  2,727 9
Innovative Industrial Properties, REIT  1,254 95
LXP Industrial Trust, REIT  12,440 128
Plymouth Industrial REIT, REIT  1,718 36
STAG Industrial, REIT  8,226 278
Terreno Realty, REIT  3,679 238
800
Office Real Estate Investment Trusts 0.4%
Brandywine Realty Trust, REIT  7,620 36
City Office REIT, REIT  1,685 12
Corporate Office Properties Trust, REIT  5,153 122
Easterly Government Properties, REIT  4,130 57
Equity Commonwealth, REIT  4,731 98
Franklin Street Properties, REIT  4,496 7
Office Properties Income Trust, REIT  2,227 27
Orion Office REIT, REIT  2,529 17
Paramount Group, REIT  8,509 39
Piedmont Office Realty Trust, Class A, REIT  5,483 40
Postal Realty Trust, Class A, REIT  754 11
466
Real Estate Management & Development 0.6%

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Realty Investors (1)(2) 57 2
Anywhere Real Estate (1) 4,722 25
Compass, Class A (1)(2) 12,730 41
Cushman & Wakefield (1) 7,259 77
DigitalBridge Group (2) 7,131 86
Doma Holdings (1)(2) 5,241 2
Douglas Elliman  3,490 11
eXp World Holdings  3,235 41
Forestar Group (1) 845 13
FRP Holdings (1) 323 19
Kennedy-Wilson Holdings  5,392 90
Marcus & Millichap  1,164 37
Newmark Group, Class A  6,135 43
Offerpad Solutions (1)(2) 2,612 1
RE/MAX Holdings, Class A  860 16
Redfin (1) 4,745 43
RMR Group, Class A  700 18
St. Joe  1,559 65
Stratus Properties  316 6
Tejon Ranch (1) 945 17
Transcontinental Realty Investors (1) 47 2
655
Residential Real Estate Investment Trusts 0.5%
Apartment Investment & Management, Class A, REIT  6,720 52
Bluerock Homes Trust (1) 145 3
BRT Apartments, REIT  505 10
Centerspace, REIT  672 37
Clipper Realty, REIT  433 2
Elme Communities, REIT  3,954 71
Independence Realty Trust, REIT  10,257 164
NexPoint Residential Trust, REIT  1,015 44
UMH Properties, REIT  2,424 36
Veris Residential, REIT (1) 3,901 57
476
Retail Real Estate Investment Trusts 1.5%
Acadia Realty Trust, REIT  4,220 59
Agree Realty, REIT  3,992 274
Alexander's, REIT  95 18
CBL & Associates Properties, REIT (2) 1,175 30
Getty Realty, REIT  1,911 69
InvenTrust Properties, REIT  3,065 72
Kite Realty Group Trust, REIT  9,942 208
Macerich, REIT  9,713 103
Necessity Retail REIT, REIT  6,187 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NETSTREIT, REIT  2,502 46
Phillips Edison, REIT  5,349 174
Retail Opportunity Investments, REIT  5,531 77
RPT Realty, REIT  3,764 36
Saul Centers, REIT  538 21
SITE Centers, REIT  8,784 108
Tanger Factory Outlet Centers, REIT  4,632 91
Urban Edge Properties, REIT  5,172 78
Urstadt Biddle Properties, Class A, REIT  1,296 23
Whitestone REIT, REIT  2,090 19
1,545
Specialized Real Estate Investment Trusts 0.5%
Farmland Partners, REIT (2) 2,280 24
Four Corners Property Trust, REIT  3,815 102
Gladstone Land, REIT  1,424 24
iStar, REIT (2) 1,857 55
Outfront Media, REIT  6,602 107
PotlatchDeltic, REIT  3,632 180
Uniti Group, REIT  10,752 38
530
Total Real Estate 6,626
TRUSTS & FUNDS 0.4%
Trusts & Mutual Funds 0.4%
iShares Russell 2000 ETF (2) 2,307 412
Total Trusts & Funds 412
UTILITIES 3.4%
Electric Utilities 0.8%
ALLETE  2,618 168
MGE Energy  1,657 129
Otter Tail  1,879 136
PNM Resources  3,900 190
Portland General Electric  4,083 200
Via Renewables (2) 116 2
825
Gas Utilities 1.1%
Brookfield Infrastructure, Class A  4,469 206
Chesapeake Utilities  794 102
New Jersey Resources  4,391 233
Northwest Natural Holding  1,590 76
ONE Gas  2,454 194
Southwest Gas Holdings  3,057 191

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spire  2,328 163
1,165
Independent Power & Renewable Electricity Producers 0.5%
Altus Power (1) 4,134 23
Clearway Energy, Class A  1,582 47
Clearway Energy, Class C  3,736 117
Montauk Renewables (1) 2,862 23
Ormat Technologies  2,386 202
Sunnova Energy International (1)(2) 4,563 71
483
Multi-Utilities 0.5%
Avista  3,372 143
Black Hills  2,968 188
NorthWestern  2,649 153
Unitil  723 41
525
Water Utilities 0.5%
American States Water  1,687 150
Artesian Resources, Class A  368 20
California Water Service Group  2,480 144
Global Water Resources  601 8
Middlesex Water  785 61
Pure Cycle (1) 861 8
SJW Group  1,233 94
York Water  649 29
514
Total Utilities 3,512
Total Common Stocks (Cost $121,140) 105,567
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 336,349 336
336
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.684%, 6/22/23 (6) 40,000 40
40
Total Short-Term Investments (Cost $376) 376

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 4.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 4,614,467 4,614
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,614
Total Securities Lending Collateral (Cost $4,614) 4,614
Total Investments in Securities 104.3%
(Cost $126,130) $ 110,557
Other Assets Less Liabilities (4.3)% (4,550)
Net Assets 100.0% $ 106,007
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Russell 2000 E-Mini Index contracts 6/23 363 $ 5
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 5,229  ¤  ¤ $ 4,950
Total $ 4,950^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,950.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
52
T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Small-Cap Index Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 105,546 $ 21 $ — $ 105,567
Short-Term Investments 336 40 — 376
Securities Lending Collateral 4,614 — — 4,614
Total Securities 110,496 61 — 110,557
Futures Contracts* 5 — — 5
Total $ 110,501 $ 61 $ — $ 110,562
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.